Stockholders' equity (Details 3) (USD $)	9 Months Ended	6 Months Ended
	Mar. 31, 2015	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options outstanding	3,595,000
Weighted average exercise price (in Dollars per share)	$ 0.94
Number of stock options exercisable	2,745,000
Exercise price (in Dollars per share)	$ 0.94
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options outstanding	3,595,000	3,187,214	3,240,000	1,020,000
Weighted average exercise price (in Dollars per share)	$ 0.94	$ 0.96	$ 0.96	$ 0.47
Number of stock options exercisable		2,451,533
Exercise price (in Dollars per share)		$ 0.96
Stock Options [Member] | 0.39 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in Dollars per share)	$ 0.39
Number of stock options outstanding	825,000
Weighted average remaining contractual life (years)	6 years 10 months 13 days
Weighted average exercise price (in Dollars per share)	$ 0.39
Number of stock options exercisable	818,833
Exercise price (in Dollars per share)	$ 0.39
Stock Options [Member] | 0.74 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in Dollars per share)	$ 0.74
Number of stock options outstanding	180,000
Weighted average remaining contractual life (years)	9 years 10 months 2 days
Weighted average exercise price (in Dollars per share)	$ 0.74
Number of stock options exercisable	21,778
Exercise price (in Dollars per share)	$ 0.74
Stock Options [Member] | 0.80 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in Dollars per share)	$ 0.80
Number of stock options outstanding	120,000
Weighted average remaining contractual life (years)	10 years
Weighted average exercise price (in Dollars per share)	$ 0.80
Number of stock options exercisable
Exercise price (in Dollars per share)	$ 0.80
Stock Options [Member] | 1.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in Dollars per share)	$ 1.00
Number of stock options outstanding	300,000
Weighted average remaining contractual life (years)	4 years 6 months
Weighted average exercise price (in Dollars per share)	$ 1.00
Number of stock options exercisable	50,000
Exercise price (in Dollars per share)	$ 1.00
Stock Options [Member] | 0.47 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in Dollars per share)		$ 0.47
Number of stock options outstanding		883,324
Weighted average remaining contractual life (years)		7 years 8 months 23 days
Weighted average exercise price (in Dollars per share)		$ 0.47
Number of stock options exercisable		798,893
Exercise price (in Dollars per share)		$ 0.47
Stock Options [Member] | 1.05 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in Dollars per share)	$ 1.05	$ 1.05
Number of stock options outstanding	1,870,000	2,003,890
Weighted average remaining contractual life (years)	8 years 4 months 13 days	9 years 1 month 17 days
Weighted average exercise price (in Dollars per share)	$ 1.05	$ 1.05
Number of stock options exercisable	1,554,389	1,352,640
Exercise price (in Dollars per share)	$ 1.05	$ 1.05
Stock Options [Member] | 1.54 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in Dollars per share)	$ 1.54	$ 1.54
Number of stock options outstanding	180,000	180,000
Weighted average remaining contractual life (years)	8 years	8 years 9 months
Weighted average exercise price (in Dollars per share)	$ 1.54	$ 1.54
Number of stock options exercisable	180,000	180,000
Exercise price (in Dollars per share)	$ 1.54	$ 1.54
Stock Options [Member] | 2.30 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in Dollars per share)	$ 2.30	$ 2.30
Number of stock options outstanding	120,000	120,000
Weighted average remaining contractual life (years)	8 years 2 months 1 day	8 years 11 months 1 day
Weighted average exercise price (in Dollars per share)	$ 2.30	$ 2.30
Number of stock options exercisable	120,000	120,000
Exercise price (in Dollars per share)	$ 2.30	$ 2.30